Condensed Consolidated Statements of Financial Position (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Prepayment for digital assets, including related parties
Investment in private company shares	$ 6,978
Accrued and other current liabilities	1,181	278
Total for all related parties [Member]
Statement [Line Items]
Accounts receivable and other receivables, including related parties	1	107
Prepaid expenses and other current assets, including related parties	628	731
Prepayment for digital assets, including related parties	0	33,699
Digital assets, including related parties	63,654	91,855
Accounts payable and other payables, including related parties	$ 42	$ 405